AXP(R)
                                                                      Tax-Exempt
                                                                       Bond Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) lock

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Dual Purpose Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

The Fund's Long-term Performance                    8

Board Members and Officers                         10

Independent Auditors' Report                       13

Financial Statements                               14

Notes to Financial Statements                      17

Investments in Securities                          23

Federal Income Tax Information                     34

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2 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manger

From the Portfolio Manager

Municipal bonds fared well during the past 12 months, as a decline in interest rates and well-behaved inflation boosted prices, complementing AXP Tax-Exempt Bond Fund's interest income. For Class A shares, the result was a total return of 7.88% (excluding the sales charge) during the fiscal year -- December 2000 through November 2001. This compares with a return of 7.98% for the Lipper General Municipal Debt Funds Index, which is commonly used to evaluate the performance of mutual funds such as this.

The bond market, municipal issues included, got a boost at the outset of the period, thanks to a sharp slowdown in economic growth. The slowdown, investors reasoned, would take potential pressure off inflation and induce the Federal Reserve to lower short-term interest rates. Although the Fed didn't begin cutting rates until early January, the anticipation of its action spurred substantial bond buying

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3 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT
in December 2000, driving longer-term interest rates down and bond prices up. (Falling rates boost bond values, while rising rates depress them.)

BUYING EASES OFF
Although the Fed kept cutting rates, the bond market's mood actually turned somewhat negative, as investors began focusing on the likelihood of economic recovery in the second half of 2001. As a result, they eased off on their buying, which pushed longer-term interest rates up and bond prices down during the spring. Weak economic data helped lift prices during the ensuing months, but a sharp November downturn erased much of that gain.

The bulk of the Fund's return came from interest income, which I was able to enhance by adding some lower-quality, though still investment-grade, bonds to the portfolio. Overall, however, I kept credit quality at a very high level.

The only other portfolio change of note was a reduction in its duration. (Duration, a function of the average maturity of the bonds in the Fund's portfolio, influences how sensitive the net asset value is to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) I began making the change in early 2001 in anticipation of a rise in longer-term interest rates and corresponding weakness in the bond market. That strategy had mixed results, as it helped performance during the spring, then hurt during the summer.

Looking to the new fiscal year, despite the dampening effect on growth resulting from the events of September 11, I think the economy is likely to strengthen in 2002. If so, the Federal Reserve may well decide to curtail or even suspend its interest-rate cuts, perhaps before the new year begins. In that scenario, yields on municipal bonds probably would stabilize and, eventually, drift higher. In light of that outlook, I plan to maintain a somewhat short duration in the portfolio to cushion any potential decline in the Fund's net asset value and to more readily add higher-yielding securities as they become available.

Terry L. Seierstad

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4 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.05
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.12

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.19
From long-term capital gains                                      $  --
Total distributions                                               $0.19
Total return*                                                    +7.88%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.05
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.12

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.16
From long-term capital gains                                      $  --
Total distributions                                               $0.16
Total return*                                                    +7.07%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.06
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.13

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.16
From long-term capital gains                                      $  --
Total distributions                                               $0.16
Total return*                                                    +7.35%

Class Y-- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.06
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.13

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.19
From long-term capital gains                                      $  --
Total distributions                                               $0.19
Total return*                                                    +8.28%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

The 10 Largest Holdings
                                                                   Percent                    Value
                                                               (of net assets)        (as of Nov. 30, 2001)
Arizona State Educational Facilities Authority
School Improvement Revenue Bonds Series 2001
4.50% 2002                                                          4.4%                  $40,597,999

Jefferson County Colorado School District Unlimited Tax
General Obligation Bonds Series 1992
6.00% 2012                                                          2.3                    21,016,401

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Capital Appreciation
Revenue Bonds Zero Coupon Series 1983
Escrowed to Maturity
6.70% 2014                                                          2.3                    20,888,010

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
5.25% 2021                                                          2.1                    19,783,199

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District #411 Series 1992
6.38% 2008                                                          2.0                    18,888,107

New York City Unlimited General Obligation Bonds
Series 2001H
5.75% 2011                                                          1.6                    15,040,774

Florida State Department of Environmental Protection
Preservation Sales Tax
Revenue Bonds Series 2001A
4.00% 2004                                                          1.6                    14,687,837

Rochester Minnesota Health Care Facility
Revenue Bonds Mayo Foundation Series 1992
4.95% 2019                                                          1.6                    14,499,149

District of Columbia General Obligation Bonds
Zero Coupon Series 1994B
6.64% 2014                                                          1.5                    14,298,869

San Antonio Texas Water Revenue Bonds
Series 1992
6.40% 2007                                                          1.5                    13,740,973

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.9% of net assets

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6 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

The Fund's Long-term Performance

               Value of your $10,000 in AXP Tax-Exempt Bond Fund
(line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index

$20,000         Lipper General Municipal Debt Funds Index
                                                                        $17,347
                                                        AXP Tax-Exempt Bond Fund
                                                                         Class A
   $9,525


'91    '92    '93     '94    '95     '96     '97     '98     '99     '00     '01

Average Annual Total Returns (as of Nov. 30, 2001)

                1 year          5 years       10 years     Since inception
Class A         +2.75%          +4.36%         +5.66%             N/A
Class B         +3.07%          +4.41%           N/A            +5.21%*
Class C         +7.35%            N/A            N/A            +8.65%**
Class Y         +8.28%          +5.56%           N/A            +6.18%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 12/1/91 to 11/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,903. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing AXP Tax-Exempt Bond Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

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8 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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9 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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10 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior vice president -
53600 AXP Financial Center             vice president since 2002      chief investment officer
Minneapolis, MN 55474                                                 of AEFC; former chief
Born in 1960                                                          investment officer and
                                                                      managing director, Zurich
                                                                      Scudder Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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11 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Vice president since 2002      Senior vice president -
50239 AXP Financial Center                                            institutional group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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12 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP TAX-EXEMPT SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Exempt Bond Fund, (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2001, and the financial highlights for each of the years in the five-year period ended November 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Tax-Exempt Bond Fund as of November 30, 2001, the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
January 4, 2002

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13 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

Nov. 30, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost ($847,280,339)                                                                     $925,871,520
Cash in bank on demand deposit                                                                              397,787
Capital shares receivable                                                                                    30,250
Accrued interest receivable                                                                              12,545,683
Receivable for investment securities sold                                                                 3,397,721
                                                                                                          ---------
Total assets                                                                                            942,242,961
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           428,298
Payable for investment securities purchased                                                              18,219,885
Accrued investment management services fee                                                                   11,365
Accrued distribution fee                                                                                      7,488
Accrued transfer agency fee                                                                                   1,180
Accrued administrative services fee                                                                           1,010
Other accrued expenses                                                                                       43,785
                                                                                                             ------
Total liabilities                                                                                        18,713,011
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $923,529,950
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  2,278,002
Additional paid-in capital                                                                              855,878,037
Excess of distributions over net investment income                                                             (793)
Accumulated net realized gain (loss) (Note 5)                                                           (13,216,477)
Unrealized appreciation (depreciation) on investments                                                    78,591,181
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $923,529,950
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $866,263,591
                                                            Class B                                    $ 53,188,381
                                                            Class C                                    $  4,076,003
                                                            Class Y                                    $      1,975
Net asset value per share of outstanding capital stock:     Class A shares        213,677,008          $       4.05
                                                            Class B shares         13,117,731          $       4.05
                                                            Class C shares          1,004,940          $       4.06
                                                            Class Y shares                487          $       4.06
                                                                                          ---          ------------

See accompanying notes to financial statements.

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14 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Statement of operations
AXP Tax-Exempt Bond Fund

Year ended Nov. 30, 2001
Investment income
Income:
Interest                                                                                                $48,567,587
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        4,084,701
Distribution fee
   Class A                                                                                                2,151,285
   Class B                                                                                                  452,486
   Class C                                                                                                   17,504
Transfer agency fee                                                                                         376,301
Incremental transfer agency fee
   Class A                                                                                                   39,512
   Class B                                                                                                    4,980
   Class C                                                                                                      183
Service fee -- Class Y                                                                                          198
Administrative services fees and expenses                                                                   374,791
Compensation of board members                                                                                12,485
Custodian fees                                                                                               43,991
Printing and postage                                                                                         88,250
Registration fees                                                                                            64,216
Audit fees                                                                                                   36,750
Other                                                                                                         6,507
                                                                                                              -----
Total expenses                                                                                            7,754,140
   Earnings credits on cash balances (Note 2)                                                               (64,673)
                                                                                                            -------
Total net expenses                                                                                        7,689,467
                                                                                                          ---------
Investment income (loss) -- net                                                                          40,878,120
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               18,929,092
Net change in unrealized appreciation (depreciation) on investments                                       8,342,524
                                                                                                          ---------
Net gain (loss) on investments                                                                           27,271,616
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $68,149,736
                                                                                                        ===========

See accompanying notes to financial statements.

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15 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Exempt Bond Fund

Year ended Nov. 30,                                                                      2001                  2000
Operations and distributions
Investment income (loss) -- net                                                  $ 40,878,120          $ 45,519,734
Net realized gain (loss) on investments                                            18,929,092               299,290
Net change in unrealized appreciation (depreciation) on investments                 8,342,524            19,060,011
                                                                                    ---------            ----------
Net increase (decrease) in net assets resulting from operations                    68,149,736            64,879,035
                                                                                   ----------            ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (39,372,850)          (43,593,506)
     Class B                                                                       (1,723,409)           (1,666,415)
     Class C                                                                          (64,708)               (1,975)
     Class Y                                                                           (8,863)              (10,844)
                                                                                       ------               -------
Total distributions                                                               (41,169,830)          (45,272,740)
                                                                                  -----------           -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        117,089,854           100,550,758
   Class B shares                                                                  20,909,451             9,704,155
   Class C shares                                                                   3,917,345               323,948
   Class Y shares                                                                       2,214                    --
Reinvestment of distributions at net asset value
   Class A shares                                                                  27,259,304            29,119,402
   Class B shares                                                                   1,419,274             1,368,646
   Class C shares                                                                      60,339                 1,612
   Class Y shares                                                                       8,863                10,757
Payments for redemptions
   Class A shares                                                                (115,290,931)         (214,365,234)
   Class B shares (Note 2)                                                         (7,582,583)          (14,073,064)
   Class C shares (Note 2)                                                           (230,025)                   --
   Class Y shares                                                                    (226,338)              (10,593)
                                                                                     --------               -------
Net increase (decrease) in net assets from capital share transactions              47,336,767           (87,369,613)
                                                                                   ----------           -----------
Total increase (decrease) in net assets                                            74,316,673           (67,763,318)
Net assets at beginning of year                                                   849,213,277           916,976,595
                                                                                  -----------           -----------
Net assets at end of year                                                       $ 923,529,950         $ 849,213,277
                                                                                =============         =============
Undistributed (excess of distributions over) net investment income              $        (793)        $     290,917
                                                                                ------------          -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Exempt Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 522 shares of capital stock at $3.83 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o   Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price

--------------------------------------------------------------------------------
17 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Fund has entered into outstanding when-issued or forward-commitments of $11,515,880.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
18 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold.

The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50
o   Class B $20.50
o   Class C $20.00
o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $891,781 for Class A, $39,646 for Class B and $1,259 for Class C for the year ended Nov. 30, 2001.

During the year ended Nov. 30, 2001, the Fund's custodian and transfer agency fees were reduced by $64,673 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $505,338,930 and $455,512,309, respectively, for the year ended Nov. 30, 2001. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
19 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Nov. 30, 2001
                                             Class A          Class B            Class C            Class Y
Sold                                       28,911,277         5,147,197          963,455               487
Issued for reinvested distributions         6,723,302           349,908           14,827             2,189
Redeemed                                  (28,409,578)       (1,870,297)         (56,751)          (55,138)
                                          -----------        ----------          -------           -------
Net increase (decrease)                     7,225,001         3,626,808          921,531           (52,462)
                                            ---------         ---------          -------           -------

                                                               Year ended Nov. 30, 2000
                                             Class A          Class B            Class C*           Class Y
Sold                                       26,299,691         2,538,572           82,997                --
Issued for reinvested distributions         7,612,639           357,739              412             2,812
Redeemed                                  (56,196,104)       (3,692,200)              --            (2,832)
                                          -----------        ----------           ------            ------
Net increase (decrease)                   (22,283,774)         (795,889)          83,409               (20)
                                          -----------          --------           ------               ---

* Inception date was June 26, 2000.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $5,592,525 as of Nov. 30, 2001 that will expire in 2007 and 2008 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2001.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $3.93        $3.84        $4.18        $4.11        $4.01
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .19          .20          .21          .21          .21
Net gains (losses) (both realized and unrealized)                   .12          .09         (.34)         .07          .10
                                                                    ---          ---         ----          ---          ---
Total from investment operations                                    .31          .29         (.13)         .28          .31
                                                                    ---          ---         ----          ---          ---
Less distributions:
Dividends from net investment income                               (.19)        (.20)        (.21)        (.21)        (.21)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.05        $3.93        $3.84        $4.18        $4.11
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $866         $811         $877         $984         $998
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .81%         .82%         .77%         .73%         .73%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.54%        5.31%        5.17%        4.96%        5.19%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           53%          28%          45%          18%          19%
                                                                    --           --           --           --           --
Total return(e)                                                   7.88%        7.89%       (3.22%)       6.96%        7.78%
                                                                  ----         ----        -----         ----         ----
Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $3.93        $3.84        $4.18        $4.11        $4.01
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .16          .17          .18          .18          .18
Net gains (losses) (both realized and unrealized)                   .12          .09        (.34)          .07          .10
                                                                    ---          ---        ----           ---          ---
Total from investment operations                                    .28          .26        (.16)          .25          .28
                                                                    ---          ---        ----           ---          ---
Less distributions:
Dividends from net investment income                               (.16)        (.17)        (.18)        (.18)        (.18)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.05        $3.93        $3.84        $4.18        $4.11
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $53          $37          $39          $35          $25
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%        1.53%        1.48%        1.49%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       3.77%        4.55%        4.41%        4.21%        4.43%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           53%          28%          45%          18%          19%
                                                                    --           --           --           --           --
Total return(e)                                                   7.07%        7.08%       (3.97%)       6.18%        6.94%
                                                                  ----         ----        -----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2001      2000(b)
Net asset value, beginning of period                              $3.93        $3.82
                                                                  -----        -----
Income from investment operations:
Net investment income (loss)                                        .16          .07
Net gains (losses) (both realized and unrealized)                   .13          .11
                                                                    ---          ---
Total from investment operations                                    .29          .18
                                                                    ---          ---
Less distributions:
Dividends from net investment income                               (.16)        (.07)
                                                                   ----         ----
Net asset value, end of period                                    $4.06        $3.93
                                                                  -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $4          $--
                                                                     --          ---
Ratio of expenses to average daily net assets(c)                  1.57%        1.57%(d)
                                                                  ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       3.62%        5.37%(d)
                                                                  ----         ----
Portfolio turnover rate (excluding short-term securities)           53%          28%
                                                                    --           --
Total return(e)                                                   7.35%        4.89%
                                                                  ----         ----

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $3.93        $3.83        $4.18        $4.11        $4.01
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .19          .21          .21          .21          .21
Net gains (losses) (both realized and unrealized)                   .13          .10         (.35)         .07          .10
                                                                    ---          ---         ----          ---          ---
Total from investment operations                                    .32          .31         (.14)         .28          .31
                                                                    ---          ---         ----          ---          ---
Less distributions:
Dividends from net investment income                               (.19)        (.21)        (.21)        (.21)        (.21)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.06        $3.93        $3.83        $4.18        $4.11
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                   .66%         .66%         .67%         .63%         .60%
                                                                    ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.72%        5.46%        5.21%        5.05%        5.34%
                                                                  -----        -----        -----        -----        -----
Portfolio turnover rate (excluding short-term securities)           53%          28%          45%          18%          19%
                                                                   ---          ---          ---          ---          ---
Total return(e)                                                   8.28%        8.33%       (3.32%)       7.06%        7.87%
                                                                  -----        -----        -----        -----        -----

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
22 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Investments in Securities
AXP Tax-Exempt Bond Fund

Nov. 30, 2001
(Percentages represent value of investments compared to net assets)

Municipal bonds (97.7%)
Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Alaska (0.6%)
North Slope Borough
     General Obligation Bonds
     Zero Coupon Series 1994B
     (CGIC Insured)
         06-30-04               7.05%             $3,000,000(b)       $2,763,780
         06-30-05               7.15               3,000,000(b)        2,642,730
State Housing Finance Veterans Mortgage
     Corporation Collateralized Bonds
     1st Series 1990 (GNMA/FNMA Insured)
         12-01-30               7.50                  25,000              25,356
Total                                                                  5,431,866

Arizona (8.4%)
Arizona State Educational Facilities Authority
     School Improvement Revenue Bonds
     Series 2001
         07-01-02               4.50              40,000,000          40,597,999
Maricopa County Industrial Development Authority
     Multi-family Housing Revenue Bonds
     Series 1996A
         07-01-26               6.63               2,500,000           2,808,475
Phoenix Industrial Development Authority
     Refunding Revenue Bonds
     Christian Care Apartments
     Series 1995A
         01-01-16               6.25               2,000,000           2,003,060
Phoenix Industrial Development Authority
     Single Family Mortgage Capital Appreciation
     Revenue Bonds Zero Coupon Series 1983
     Escrowed to Maturity
         12-01-14               6.70              39,000,000(b)       20,888,010
Phoenix Junior Lien Street & Highway User
     Refunding Revenue Bonds Series 1992
         07-01-11               6.25              10,350,000          10,778,180
Total                                                                 77,075,724

California (7.5%)
Bakersfield Certificates of Participation
     Zero Coupon Series 1991B
     Escrowed to Maturity
         04-15-21               5.25              10,500,000(b)        3,127,320
Orange County Certificates of Participation
     Civic Center Facility Capital Appreciation
     Refunding Bonds Zero Coupon Series 1991
     (AMBAC Insured)
         12-01-18               6.97              13,795,000(b)        5,696,507
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-14               6.50               5,000,000           5,730,400
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24               4.75               9,000,000           8,708,130
Southern California Public Power Authority
     Revenue Bonds Mead Adelanto
     Series 1994A (AMBAC Insured)
         07-01-20               4.88               6,590,000           6,569,769
State General Obligation Bonds
     Residual Certificates Series 1999
     Inverse Floater (MBIA Insured)
         12-01-15               9.89               8,125,000(g)       10,346,862
State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994
         03-01-19               7.00               3,900,000           4,363,008
State Public Works Board
     University of California
     Lease Refunding Revenue Bonds
     Series 1993A
         06-01-14               5.50               7,275,000           8,023,525
         06-01-23               5.00               6,000,000           5,876,160

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

California (cont.)
Ukiah Unified School District
     Mendocino County
     Certificates of Participation
     Series 1993A
         09-01-10               6.00%             $3,790,000          $3,959,527
West Covina Redevelopment Agency
     Community Facilities District
     Special Tax Refunding Bonds
     Series 1996
         09-01-17               6.00               5,000,000           5,616,050
Total                                                                 68,017,258

Colorado (4.7%)
Arapahoe County Public Highway Authority
     Capital Improvement Trust Fund
     E-470 Highway Pre-refunded
     Revenue Bonds Series 1986
         08-31-26               7.00               5,685,000           6,593,690
Denver City & County Airport
     Pre-refunded Revenue Bonds
     Series 1992A
         11-15-25               7.25               2,750,000           2,939,943
Denver City & County Airport
     Revenue Bonds Series 1992A
         11-15-12               7.50               5,940,000           6,363,106
E-470 Public Highway Authority
     Revenue Bonds Capital Appreciation
     Zero Coupon Series 2000B
     (MBIA Insured)
         09-01-20               6.20               6,000,000(b)        2,217,060
Jefferson County School District
     Unlimited Tax General Obligation
     Bonds Series 1992
         12-15-12               6.00              20,000,000          21,016,401
State Health Facilities Authority
     Retirement Facilities Revenue Bonds
     Liberty Heights Zero Coupon
     Escrowed to Maturity Series 1991
         07-15-22               5.54               4,925,000(b)        1,335,118
Trailmark Metropolitan District Limited
     General Obligation Bonds
     Series 1999A
         12-01-18               5.80               3,285,000           3,079,326
Total                                                                 43,544,644

Connecticut (1.8%)
State General Obligation Bonds
     Series 1992A
         03-15-06               6.40               8,000,000           8,940,240
State General Obligation Bonds
     Series 2000C
         12-15-07               5.00               7,350,000           7,871,189
Total                                                                 16,811,429

District of Columbia (3.0%)
District General Obligation Bonds
     Zero Coupon Series 1994B
     (MBIA Insured)
         06-01-13               6.64              23,945,000(b)       13,720,964
         06-01-14               6.64              26,415,000(b)       14,298,869
Total                                                                 28,019,833

Florida (5.1%)
Broward County Resource Recovery
     Revenue Bonds Wheelabrator Series 2001A
         12-01-08               5.50               6,190,000           6,558,305
Duvall County Housing Authority
     Single Family Mortgage
     Refunding Revenue Bonds
     Series 1991 (FGIC Insured)
         07-01-24               7.35               2,560,000           2,631,680
Hillsborough County Junior Lien
     Refunding Utility Revenue Bonds
     Series 2001 (AMBAC Insured)
         08-01-02               4.50               7,300,000           7,421,910
Miami Beach Health Facilities
     Authority Hospital Revenue Bonds
     Mt. Sinai Medical Center
     Series 2001A
         11-15-11               6.13               1,500,000           1,486,200
Palm Beach County Airport Systems
     Refunding Revenue Bonds Series 2001
     (MBIA Insured)
         10-01-02               5.00               7,635,000           7,819,920
State Department
     of Environmental Protection Preservation
     Sales Tax Revenue Bonds Series 2001A
     (FSA Insured)
         07-01-04               4.00              14,285,000          14,687,837

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Florida (cont.)
State Division of Bond Finance Department
     General Services Revenue Bonds
     Department of Natural Resource
     Preservation Series 2000A (MBIA Insured)
         07-01-03               6.00%             $5,000,000          $5,167,050
State Municipal Loan Council
     Revenue Bonds Capital Appreciation
     Zero Coupon Series 2000A (MBIA Insured)
         04-01-20               6.02               4,360,000(b)        1,635,392
Total                                                                 47,408,294

Georgia (0.4%)
Americus-Sumter County Hospital Authority
     Refunding Revenue Bonds South Georgia
     Methodist Home for the Aging Obligated Group
     Magnolia Manor Series 1999A
         05-15-29               6.38               2,000,000           1,799,220
Richmond County Development Authority
     Revenue Bonds Zero Coupon Series 1991
     Escrowed to Maturity
         12-01-21               5.74               7,880,000(b)        2,196,314
Total                                                                  3,995,534

Idaho (0.4%)
State Health Facilities Authority
     Revenue Bonds
     Bannock Regional Medical Center
     Series 1995
         05-01-17               6.38               1,450,000           1,494,066
         05-01-25               6.13               2,250,000           2,264,670
Total                                                                  3,758,736

Illinois (8.0%)
Alton Madison County Hospital Facilities
     Refunding Revenue Bonds
     St. Anthony's Health Center Series 1996
         09-01-10               6.00               2,975,000           2,991,035
         09-01-14               6.00               1,765,000           1,726,399
Cook & Will Counties Township High School
     District #206 Capital Appreciation Bonds
     Zero Coupon Series 1992C (AMBAC Insured)
         12-01-10               6.55               2,605,000(b)        1,749,700
Cook County Community Consolidated School
     District #21 General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2000 (FSA Insured)
         12-01-19               6.03               3,140,000(b)        1,205,289
Cook County School District #54
     General Obligation Bonds
     Schaumburg Township Series 2001B
         01-01-04               3.05               1,320,000           1,322,363
Cook County School District #170
     Chicago Heights Pre-refunded
     Capital Appreciation Bonds
     Zero Coupon Series 1992C
     (AMBAC Insured)
         12-01-09               6.50               2,155,000(b)        1,525,956
         12-01-10               6.55               2,155,000(b)        1,447,449
Cook County Unlimited General
     Obligation Bonds
     Series 1992A (MBIA Insured)
         11-15-22               6.60               1,940,000           2,062,860
Dupage Waterworks Unlimited
     General Obligation
     Refunding Bonds Series 2001
         03-01-03               5.00               3,000,000           3,096,600
         03-01-04               5.00               3,500,000           3,656,660
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Refunding Revenue Bonds McCormick Place
     Expansion Zero Coupon Series 1993A
     (FGIC Insured)
         06-15-10               6.64              11,000,000(b)        7,471,530
         06-15-16               6.80               9,000,000(b)        4,278,330
         06-15-21               6.54               5,000,000(b)        1,745,000
State Development Finance Authority
     Pollution Control Refunding Revenue Bonds
     Illinois Power Series 1991A
         07-01-21               7.38              10,000,000          11,269,501
State Development Finance Authority
     Regency Park Retirement Housing
     Revenue Bonds Zero Coupon
     Series 1991B Escrowed to Maturity
         07-15-25               6.50              10,000,000(b)        2,211,500
State Development Finance Authority
     Retirement Housing Revenue Bonds
     Zero Coupon Series 1990
     Escrowed to Maturity
         04-15-20               7.75              13,745,000(b)        4,250,641
State Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17               6.88               1,930,000           2,147,337

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Illinois (cont.)
State Educational Facilities Authority
     Revenue Bonds Columbia College
     Series 1993
         12-01-18               6.13%             $3,015,000          $3,038,879
State Educational Facilities Authority
     Revenue Bonds Lewis University
     Series 1996
         10-01-16               6.10               2,005,000           2,060,418
State Educational Facilities Authority
     Un-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17               6.88                 830,000             861,191
State Health Facilities Authority
     Refunding Revenue Bonds
     Edwards Hospital Series 1993A
         02-15-19               6.00               3,055,000           3,099,939
State Health Facilities Authority
     Refunding Revenue Bonds
     Masonic Medical Center
     Series 1993
         10-01-19               5.50               5,000,000           5,332,450
University of Illinois Auxiliary
     Facilities Revenue Bonds
     Zero Coupon Series 1999
     (AMBAC Insured)
         04-01-03               3.16               3,890,000(b)        3,760,813
Will County United School District #365
     General Obligation Revenue Bonds
     Series 2001 (FSA Insured)
         11-01-03               3.50                 920,000             940,074
Total                                                                 73,251,914

Indiana (2.0%)
Indianapolis Local Public Improvement Bond
     Revenue Bonds Series 2001A
         01-01-02               4.50               1,000,000           1,002,020
Pike Township Independent School Building
     Refunding Revenue Bonds
     lst Mortgage Series 2001
     (FGIC Insured)
         01-15-02               4.50               1,140,000           1,143,688
         07-15-02               4.50               1,115,000           1,131,859
Seymour Economic Development
     Revenue Bonds
     Union Camp Series 1992
         07-01-12               6.25               2,870,000           3,050,293
State Transportation Finance Authority
     Highway Revenue Bonds Series 1990A
         06-01-15               7.25              10,000,000          12,314,201
Total                                                                 18,642,061

Kansas (0.7%)
Burlington Environmental Improvement
     Refunding Revenue Bonds
     Kansas City Power & Light
     Series 2001A
         09-01-15               3.25               2,000,000           2,003,760
Burlington Environmental Improvement
     Refunding Revenue Bonds
     Kansas City Power & Light
     Series 2001B
         09-01-15               3.25               2,000,000           2,003,760
Burlington Environmental Improvement
     Refunding Revenue Bonds
     Kansas City Power & Light
     Series 2001D
         10-01-17               3.25               2,200,000           2,204,136
Total                                                                  6,211,656

Kentucky (0.8%)
Muhlenberg County Hospital
     Refunding Revenue Bonds
     Muhlenberg Community Hospital
     Series 1996
         07-01-10               6.75               3,120,000           3,066,086
Owensboro Electric Light & Power
     Refunding Revenue Bonds
     Zero Coupon Series 1991B (AMBAC Insured)
         01-01-15               6.65               9,125,000(b)        4,738,978
Total                                                                  7,805,064

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Louisiana (2.4%)
Bastrop Industrial Development Board
     Pollution Control Refunding Revenue Bonds
     International Paper Series 1992
         03-01-07               6.90%             $6,875,000          $7,051,619
New Orleans Capital Appreciation
     General Obligation Refunding
     Revenue Bonds Zero Coupon
     Series 1991 (AMBAC Insured)
         09-01-12               6.63               6,250,000(b)        3,756,875
New Orleans Home Mortgage Authority
     Special Obligation Refunding Bonds
     Series 1992 Escrowed to Maturity
         01-15-11               6.25               9,000,000          10,286,370
State Public Facilities Authority
     Revenue Bonds Centenary College
     Series 1997
         02-01-17               5.90               1,000,000           1,110,160
Total                                                                 22,205,024

Maryland (1.8%)
State Health & Higher Education
     Facilities Authority Revenue Bonds
     Anne Arundel Medical Center
     Series 1993 (AMBAC Insured)
         07-01-23               5.00               7,000,000           6,972,210
State Health & Higher Education
     Facilities Authority Revenue Bonds
     Frederick Memorial Hospital
     Series 1993 (FGIC Insured)
         07-01-28               5.00              10,000,000           9,890,800
Total                                                                 16,863,010

Massachusetts (0.8%)
Route 3 North Transportation
     Improvement Association Lease
     Revenue Bonds Series 2000
     Inverse Floater (MBIA Insured)
         06-15-17               9.99               3,785,000(g)        4,344,272
State Health & Education Facilities Authority
     Refunding Revenue Bonds Caritas Christi
     Obligated Group Series 1999A
         07-01-15               5.70               3,000,000           3,046,590
Total                                                                  7,390,862

Michigan (3.2%)
Battle Creek Calhoun County Downtown
     Development Authority Pre-refunded Bonds
     Series 1994
         05-01-22               7.65               3,750,000           4,234,725
Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Refunding Bonds
     Series 1996D
         07-01-25               6.50               6,000,000           6,858,660
Detroit Water Supply System
     Refunding Revenue Bonds
     Series 1992 (FGIC Insured)
         07-01-07               6.25               2,000,000           2,083,340
State Building Authority
     Refunding Revenue Bonds
     Series 2001I
         10-15-02               4.50               3,000,000           3,064,830
State Hospital Finance Authority
     Refunding Revenue Bonds
     Central Michigan Community Hospital
     Series 1996
         10-01-16               6.25               2,225,000           2,233,967
State Hospital Finance Authority
     Refunding Revenue Bonds
     Greater Detroit Sinai Hospital
     Series 1995
         01-01-16               6.63               2,000,000           2,019,240
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-15               6.40               1,000,000             971,510
         01-01-25               6.50               1,000,000             959,620
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1997
         01-01-15               6.38                 400,000             387,744
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06               7.10               5,000,000           5,470,100
Summit Academy North
     Public School Academy Certificates
     of Participation Series 2001
         07-01-21               7.13               1,615,000           1,634,251
Total                                                                 29,917,987

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Minnesota (2.6%)
Austin Housing & Redevelopment Authority
     Governmental Housing Gross Revenue Bonds
     Courtyard Residence Series 2000A
         01-01-20              7.15%                $650,000            $664,320
Minneapolis & St. Paul Housing & Redevelopment
     Authority Health Care System Series 1990A
     (MBIA Insured)
         08-15-05               7.40               4,500,000           4,630,050
Rochester Health Care Facility
     Revenue Bonds Mayo Foundation
     Series 1992
         11-15-19               4.95              15,000,000          14,499,149
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Regions Hospital Series 1998
         05-15-28               5.30               1,650,000           1,493,696
Washington County Housing &
     Redevelopment Authority Refunding
     Revenue Bonds Woodbury
     Multi-family Housing Series 1996
         12-01-23               6.95               2,340,000           2,337,379
Total                                                                 23,624,594

Mississippi (0.9%)
State General Obligation
     Capital Improvement Bonds
         11-01-08               5.00               7,610,000           8,075,199

Missouri (1.4%)
St. Louis Regional Convention & Sports Complex
     Authority Pre-refunded Revenue Bonds
     Series 1991C
         08-15-21               7.90               8,105,000           8,840,772
St. Louis Regional Convention & Sports Complex
     Authority Un-refunded Revenue Bonds
     Series 1991C
         08-15-21               7.90                 395,000             411,187
State Health & Education Facilities Authority
     Revenue Bonds Park College Series 1999
         06-01-19               5.88               4,000,000           4,030,400
Total                                                                 13,282,359

Nevada (2.5%)
Clark County School District
     Residual Certificates Series 2000
     Inverse Floater (FSA Insured)
         06-15-12               9.30               5,000,000(g)        5,884,401
Clark County Special Improvement District #108
     Local Improvement Bonds Summerline
     Series 1997
         02-01-12               6.50               4,440,000           4,581,902
Department of Business & Industry
     Capital Appreciation Revenue Bonds
     Las Vegas Monorail
     Zero Coupon Series 2000
     (AMBAC Insured)
         01-01-15               5.65               9,870,000(b)        5,101,112
Summerlin Local Improvement
     Special Assessment Revenue Bonds
     District #808 Series 2001
         06-01-11               6.00               2,000,000           2,033,280
Washoe County School District
     Limited Tax General Obligation
     Bonds Series 1992A
     (AMBAC Insured)
         04-01-13               6.25               5,000,000           5,226,500
Total                                                                 22,827,195

New Hampshire (0.1%)
State Higher Education & Health Facilities
     Authority College Revenue Bonds
     New Hampshire College Series 1997
         01-01-27               6.38               1,000,000             965,400

New Jersey (5.3%)
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000A
     Inverse Floater (MBIA Insured)
         03-01-16              10.09               3,385,000(g)        3,972,196
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000B
     Inverse Floater (MBIA Insured)
         03-01-17              10.09               3,535,000(g)        4,107,705
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000C
     Inverse Floater (MBIA Insured)
         03-01-18              10.09               3,490,000(g)        4,015,664

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

New Jersey (cont.)
State Economic Development Authority
     Senior Lien Revenue Bonds
     Series 2001A (MBIA Insured)
         07-01-07               5.00%            $10,000,000         $10,639,900
         07-01-08               5.00              10,000,000          10,609,300
State Transportation
     Capital Grant Anticipation Notes
     Series 1997A (FSA Insured)
         09-01-02               5.40               7,600,000           7,795,320
State Transportation Trust Fund Authority
     Refunding Revenue Bonds
     Residual Certificates
     Inverse Floater Series 2000 (FSA Insured)
         06-15-14              10.50               5,000,000(g)        6,196,800
State Transportation Trust Fund Authority
     Sales Tax Revenue Bonds
     Series 1995B (MBIA Insured)
         06-15-02               5.00               2,025,000           2,058,311
Total                                                                 49,395,196

New Mexico (1.2%)
State Severance Special Tax
     Bonds Series 2001A
         07-01-07               5.00              10,555,000(f)       11,214,054

New York (6.8%)
New York City Unlimited General
     Obligation Bonds Series 2001H
     (FGIC Insured)
         03-15-11               5.75              13,540,000          15,040,774
New York City Unlimited General Obligation
     Pre-refunded Revenue Bonds Series 1992B
         10-01-17               6.75              11,150,000          11,758,790
New York City Unlimited General Obligation
     Pre-refunded Revenue Bonds Series 1994B-1
         08-15-16               7.00               8,850,000           9,961,472
State Dormitory Authority
     New York City University System
     Consolidated 2nd Generation Resource
     Revenue Bonds Series 1993A
         07-01-18               5.75               5,500,000           6,046,150
State Dormitory Authority State Courts
     Facilities Lease Revenue Bonds
     Series 1993A
         05-15-21               5.25              20,000,000          19,783,199
Total                                                                 62,590,385

North Carolina (2.4%)
Eastern Municipal Power Agency
     Power System
     Revenue Bonds Series 1985G
         12-01-16               5.75              12,750,000          12,840,780
Eastern Municipal Power Agency
     Power System
     Revenue Bonds Series 1993D
         01-01-16               5.60               6,500,000           6,482,125
Mecklenburg County Public Improvement
     Unlimited General Obligation Bonds
     Series 1994
         04-01-07               5.40               3,000,000           3,217,260
Total                                                                 22,540,165

Ohio (1.2%)
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10               6.25                 775,000             808,147
Cincinnati School District School
     Improvement General Obligation
     Bonds Series 2001 (MBIA Insured)
         12-01-02               4.00               2,000,000           2,040,020
Cleveland Waterworks Improvement
     Refunding Revenue Bonds
     Series 2001J
         01-01-03               4.50               1,150,000           1,179,210
Columbus Sewerage System
     Refunding Revenue Bonds
     Series 1992
         06-01-05               6.30               3,500,000           3,635,905
State Water & Air Quality Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Ohio Edison Series 1993A
         05-15-29               5.95               3,400,000           3,429,648
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25               7.70                 300,000             325,188
Total                                                                 11,418,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Oklahoma (0.8%)
Stillwater Medical Center Authority
     Hospital Revenue Bonds Series 1997B
         05-15-12               6.35%               $980,000          $1,000,943
Tulsa Industrial Authority Hospital
     Revenue Bonds Capital Appreciation
     St. John's Medical Center
     Zero Coupon Series 1990 (MBIA Insured)
         12-01-02               2.95               3,930,000(b)        3,844,326
Valley View Hospital Authority
     Refunding Revenue Bonds
     Series 1996
         08-15-14               6.00               2,695,000           2,629,296
Total                                                                  7,474,565

Pennsylvania (1.0%)
Allegheny County Industrial Development
     Authority Capital Appreciation Revenue
     Bonds Magee Women's Hospital
     Zero Coupon Series 1992
     (FGIC Insured)
         10-01-17               5.81               5,115,000(b)        2,233,976
Delaware County Industrial Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Series 1997A
         07-01-13               6.10               4,000,000           4,152,080
Philadelphia Hospital & Higher Education
     Facilities Authority Hospital
     Revenue Bonds
     Friends Hospital Series 1993
         05-01-11               6.20               2,500,000           2,495,425
Total                                                                  8,881,481

Puerto Rico (0.7%)
Puerto Rico Municipal Finance Agency
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FSA Insured)
         08-01-13              10.17               5,000,000(g)        6,051,700

Rhode Island (0.2%)
Providence Special Tax Increment
     Obligation Bonds Series 1996D
         06-01-16               6.65               1,500,000           1,589,385

South Carolina (0.4%)
Horry County Hospital
     Refunding Revenue Bonds
     Conway Hospital Series 1992
         07-01-12               6.75               3,280,000           3,408,412

South Dakota (0.3%)
State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Prairie Lakes Healthcare Series 1998
         04-01-22               5.65               3,000,000           3,005,670

Tennessee (0.2%)
Nashville & Davidson Counties
     Health & Education Facilities Board
     Revenue Bonds Zero Coupon
     Series 1988 Escrowed to Maturity
         06-01-21               5.71               7,500,000(b)        2,178,675

Texas (10.9%)
Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992 (AMBAC Insured)
         11-15-10               6.51               5,055,000(b)        3,366,377
Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992A (MBIA Insured)
         11-15-10               6.59              16,000,000(b)       10,655,200
Austin Utility System Combined Utility
     Refunding Revenue Bonds
     Series 1992 (AMBAC Insured)
         11-15-06               6.25              10,500,000          11,083,065
Harris County Health Facilities Development
     Hermann Hospital Revenue Bonds
     Series 1994 (MBIA Insured)
         10-01-24               6.38               8,820,000           9,752,450
Harris County Sports Authority
     Senior Lien Refunding Revenue Bonds
     Series 2001A (MBIA Insured)
         11-15-02               5.00               4,000,000           4,112,680
Houston Water & Sewer System
     Junior Lien Refunding Revenue Bonds
     Zero Coupon Series 1991C
     (AMBAC Insured)
         12-01-08               6.60               8,000,000(b)        5,918,480
Municipal Power Agency Capital Appreciation
     Refunding Revenue Bonds
     Zero Coupon Series 1989 (AMBAC Insured)
         09-01-09               6.89              18,000,000(b)       12,767,220

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(c)

Texas (cont.)
Northwest Independent School District
     Unlimited Tax General Obligation Capital
     Appreciation Refunding Revenue Bonds
     Zero Coupon Series 1997
     (Permanent School Fund Guarantee)
         08-15-17               6.23%             $3,000,000(b)       $1,215,180
Richardson Independent School District
     Unlimited General Obligation
     Refunding Bonds
     Zero Coupon Series 2001 (Permanent
     School Fund Guarantee)
         02-15-02               3.20               1,500,000(b)        1,493,160
San Antonio Water Pre-refunded
     Revenue Bonds
     Series 1992 (FGIC Insured)
         05-15-07               6.40                 800,000             867,848
San Antonio Water Refunding Revenue Bonds
     Escrowed to Maturity Series 1992
     (FGIC Insured)
         05-15-07               6.40               3,695,000           4,182,001
San Antonio Water Revenue Bonds
     Series 1992 (FGIC Insured)
         05-15-07               6.40              13,235,000          13,740,973
State Coastal Water Authority
     Water Conveyance
     System Refunding Revenue Bonds
     Series 1991
     Escrowed to Maturity (AMBAC Insured)
         12-15-17               6.25               1,815,000           1,817,124
State Public Finance Authority Unlimited
     Tax General Obligation Bonds Series 1994A
         10-01-13               5.50               9,000,000           9,655,200
State Public Property Financial Corporation Lease
     Revenue Bonds Mental Health
     Mental Retardation Series 1996
         09-01-16               6.20               1,175,000           1,174,859
Tom Green County
     Health Facilities Development Hospital
     Revenue Bonds Shannon Health Systems
     Series 2001
         05-15-11               6.20               1,000,000           1,033,260
University of Texas
     University Revenues Financing Systems
     Refunding Revenue Bonds Series 1996B
         08-15-02               6.00               7,000,000           7,196,700
Total                                                                100,031,777

Washington (6.7%)
Grant County Public Utility District #2
     Refunding Revenue Bonds
     Series 2001H (FSA Insured)
         01-01-08               5.00               7,015,000           7,340,215
King County Housing Authority Pooled Housing
     Refunding Revenue Bonds Series 1995A
         03-01-26               6.80               2,500,000           2,587,525
King County Unlimited Tax General Obligation
     Bonds Auburn School District #408
     Series 1992A
         12-01-06               6.38               8,000,000           8,969,200
King County Unlimited Tax General Obligation
     Bonds Issaquah School District #411
     Series 1992
         12-01-08               6.38              16,675,000          18,888,107
State Public Power Supply
     Revenue Bonds Nuclear Project #3
     Series 1998A
         07-01-02               5.00               2,000,000           2,032,740
State Public Power Supply System
     Nuclear Power Project #3 Capital Appreciation
     Refunding Revenue Bonds
     Zero Coupon Series 1989B (MBIA Insured)
         07-01-13               6.61              10,360,000(b)        5,905,822
State Refunding Motor Vehicle Fuel Tax
     General Obligation Bonds Series 2001
         09-01-02               4.00              13,135,000          13,327,953
Tacoma Solid Waste Utility
     Refunding Revenue Bonds
     Series 1997B (AMBAC Insured)
         12-01-04               6.00               2,915,000           3,161,696
Total                                                                 62,213,258

West Virginia (0.2%)
Princeton Hospital Revenue Bonds
     Community Hospital Association
     Series 1999
         05-01-29               6.10               2,975,000           2,278,761

Wisconsin (0.3%)
State Health & Educational Facilities Authority
     Revenue Bonds Divine Savior Hospital
     Series 1999
         06-01-28               5.70               3,140,000           2,674,275

Total municipal bonds
(Cost: $823,480,339)                                                $902,071,520

See accompanying notes to investments in securities.

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31 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Municipal notes (2.6%)
Issuer(d,e)               Annualized                  Amount            Value(a)
                            yield on              payable at
                             date of                maturity
                            purchase

Clark County Nevada Airport
     Revenue Bonds V.R. Series 2001
     (FGIC Insured)
         07-01-35               1.50%               $900,000(h)         $900,000
Gulf Coast Texas Waste Disposal
     (Exxon Mobile) V.R. Series 2001A
         06-01-30               1.65               1,000,000(h)        1,000,000
Jackson County Mississippi Pollution
     Control Revenue Bonds
     (Chevron Project) V.R. Series 1992
         06-01-23               1.55               2,000,000(h)        2,000,000
New York City Municipal Water Finance
     Authority V.R. Series 1994G (FGIC Insured)
         06-15-22               1.45               2,600,000(h)        2,600,000
Philadelphia Pennsylvania
     Children's Hospital V.R. Series 1992
         03-01-27               1.60               1,000,000(h)        1,000,000
Roanoke Virginia Hospital
     Revenue Bonds (Carilion Health Systems)
     V.R. Series 1997A
         07-01-27               1.60                 200,000(h)          200,000
Texas Public Finance Authority
     General Obligation Bonds
     C.P. Series 1993A
         01-02-02               2.00               5,000,000           5,000,000
University of Michigan Hospital
     Refunding Revenue Bonds
     V.R. Series 1995A
         12-01-27               1.60               2,100,000(h)        2,100,000
Washington State General Obligation Bonds
     V.R. Series 1996B
         06-01-20               1.40               5,000,000(h)        5,000,000
Waynesboro Virginia Revenue Bonds
     Residential Care Facility
     V.R. Series 1997
         12-01-28               1.60               4,000,000(h)        4,000,000

Total municipal notes
(Cost: $23,800,000)                                                  $23,800,000

Total investments in securities
(Cost: $847,280,339)(i)                                             $925,871,520

See accompanying notes to investments in securities.

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32 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA       --  ACA Financial Guaranty Corporation
    AMBAC     --  American Municipal Bond Association Corporation
    BIG       --  Bond Investors Guarantee
    CGIC      --  Capital Guaranty Insurance Company
    FGIC      --  Financial Guarantee Insurance Corporation
    FHA       --  Federal Housing Authority
    FNMA      --  Federal National Mortgage Association
    FSA       --  Financial Security Assurance
    GNMA      --  Government National Mortgage Association
    MBIA      --  Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

    B.A.N.    --  Bond Anticipation Note
    C.P.      --  Commercial Paper
    R.A.N.    --  Revenue Anticipation Note
    T.A.N.    --  Tax Anticipation Note
    T.R.A.N.  --  Tax & Revenue Anticipation Note
    V.R.      --  Variable Rate
    V.R.D.B.  --  Variable Rate Demand Bond
    V.R.D.N.  --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.
(f) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $11,515,880.
(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2001.
(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2001.
(i) At Nov. 30, 2001, the cost of securities for federal income tax purposes was $847,587,269 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $83,016,854
    Unrealized depreciation                                          (4,732,603)
                                                                     ----------
    Net unrealized appreciation                                     $78,284,251
                                                                    -----------

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33 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Tax-Exempt Bond Fund
Fiscal year ended Nov. 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01719
Jan. 26, 2001                                                            0.01996
Feb. 26, 2001                                                            0.01654
March 26, 2001                                                           0.01524
April 26, 2001                                                           0.01630
May 24, 2001                                                             0.01416
June 26, 2001                                                            0.01617
July 26, 2001                                                            0.01457
Aug. 27, 2001                                                            0.01502
Sept. 26, 2001                                                           0.01400
Oct. 26, 2001                                                            0.01374
Nov. 26, 2001                                                            0.01594
Total distributions                                                     $0.18883

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01483
Jan. 26, 2001                                                            0.01686
Feb. 26, 2001                                                            0.01394
March 26, 2001                                                           0.01289
April 26, 2001                                                           0.01371
May 24, 2001                                                             0.01184
June 26, 2001                                                            0.01342
July 26, 2001                                                            0.01207
Aug. 27, 2001                                                            0.01233
Sept. 26, 2001                                                           0.01146
Oct. 26, 2001                                                            0.01120
Nov. 26, 2001                                                            0.01331
Total distributions                                                     $0.15786

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34 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01493
Jan. 26, 2001                                                            0.01691
Feb. 26, 2001                                                            0.01408
March 26, 2001                                                           0.01293
April 26, 2001                                                           0.01385
May 24, 2001                                                             0.01195
June 26, 2001                                                            0.01350
July 26, 2001                                                            0.01207
Aug. 27, 2001                                                            0.01236
Sept. 26, 2001                                                           0.01148
Oct. 26, 2001                                                            0.01122
Nov. 26, 2001                                                            0.01332
Total distributions                                                     $0.15860

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01766
Jan. 26, 2001                                                            0.02059
Feb. 26, 2001                                                            0.01706
March 26, 2001                                                           0.01571
April 26, 2001                                                           0.01682
May 24, 2001                                                             0.01463
June 26, 2001                                                            0.01673
July 26, 2001                                                            0.01508
Aug. 27, 2001                                                            0.01556
Sept. 26, 2001                                                           0.01451
Oct. 26, 2001                                                            0.01330
Nov. 26, 2001                                                            0.01644
Total distributions                                                     $0.19409

Source of distributions
98.61% of tax-exempt interest distributions during the fiscal year ended Nov. 30, 2001, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2001 was 0.27%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
35 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2001 are listed below.

Alabama                            0.070%
Alaska                             0.810
Arizona                            5.540
California                         8.600
Colorado                           3.260
Connecticut                        1.090
Florida                            2.200
Georgia                            0.740
Idaho                              0.480
Illinois                          11.170
Indiana                            2.260
Iowa                               0.200
Kansas                             0.120
Kentucky                           0.980
Louisiana                          2.760
Maryland                           2.480
Massachusetts                      1.370
Michigan                           4.100
Minnesota                          3.020
Mississippi                        0.010
Missouri                           1.900
Nevada                             2.210
New Hampshire                      0.370
New Jersey                         3.270
New Mexico                         0.080
New York                           9.270
North Carolina                     2.360
North Dakota                       0.160
Ohio                               1.510
Oklahoma                           1.050
Oregon                             0.080
Pennsylvania                       2.000
Puerto Rico                        0.850
Rhode Island                       0.210
South Carolina                     0.470
South Dakota                       0.350
Tennessee                          0.360
Texas                             12.130
Vermont                            0.120
Virginia                           0.500
Washington                         4.930
Washington, DC                     3.390
West Virginia                      0.400
Wisconsin                          0.390
Wyoming                            0.380

--------------------------------------------------------------------------------
36 AXP TAX-EXEMPT BOND FUND -- ANNUAL REPORT

AXP Tax-Exempt Bond Fund                                        PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol
Class A: INTAX    Class B: ITEBX
Class C: N/A      Class Y: N/A


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6310 W (1/02)